Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,350	$ 16,053
Prepaid expenses and other current assets	198	471
Total current assets	7,548	16,524
Total current assets	7,548	16,524
Current liabilities:
Accounts payable	936	3,181
Accrued expenses and other current liabilities	1,424	2,601
Total current liabilities	2,360	5,782
Total liabilities	11,428	39,698
Commitments and Contingencies
Stockholders’ equity:
Common stock	0	0
Additional paid-in capital	1,818	1,215
Accumulated deficit	(76,301)	(94,992)
Total stockholders’ equity	(74,483)	(93,777)
Total liabilities and stockholders’ equity	7,548	16,524
Pieris Pharmaceuticals, Inc. [Member]
Current assets:
Cash and cash equivalents	17,396	38,635
Short term investments	8,970	20,534
Accounts receivable	572	5,810
Receivable from public grants	3,141	4,771
Other receivables	2,326	462
Assets held for sale, property and equipment	2,188	0
Prepaid expenses and other current assets	4,087	3,212
Total current assets	38,680	73,424
Property and equipment, net	0	16,992
Operating lease right-of-use assets, non-current	0	3,705
Other non-current assets	0	1,369
Total current assets	38,680	95,490
Current liabilities:
Accounts payable	3,372	4,154
Operating lease liabilities, current	0	859
Accrued expenses and other current liabilities	8,550	10,746
Deferred revenues, current portion	0	20,824
Total current liabilities	11,922	36,583
Deferred revenue, net of current portion	0	18,734
Operating lease liabilities, non-current	0	12,244
Total liabilities	11,922	67,561
Stockholders’ equity:
Preferred stock	0	0
Common stock	1	1
Additional paid-in capital	341,693	318,603
Accumulated other comprehensive income (loss)	28	(254)
Accumulated deficit	(314,964)	(290,421)
Total stockholders’ equity	26,758	27,929
Total liabilities and stockholders’ equity	$ 38,680	$ 95,490